WCM Sustainable Developing World Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.1%
	ARGENTINA — 1.7%
50	MercadoLibre, Inc.*	$56,603
	CANADA — 2.2%
2,850	First Quantum Minerals Ltd.	70,196
	CHINA — 21.8%
9,000	Alibaba Group Holding Ltd.*	141,061
1,503	Foshan Haitian Flavouring & Food Co., Ltd. - Class A	23,025
1,900	Glodon Co., Ltd. - Class A	18,505
1,295	JD.com, Inc. - Class A*	49,091
1,300	Meituan - Class B*	38,784
900	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	45,708
4,400	Shenzhou International Group Holdings Ltd.	81,641
4,100	Tencent Holdings Ltd.	256,914
3,900	WuXi AppTec Co., Ltd. - Class H	55,939
		710,668
	HONG KONG — 5.8%
18,014	AIA Group Ltd.	188,061
	INDIA — 9.8%
164	Asian Paints Ltd.	6,950
1,560	HDFC Bank Ltd. - ADR	107,063
3,015	ICICI Bank Ltd. - ADR	65,516
420	Maruti Suzuki India Ltd.	48,659
1,811	Tata Consultancy Services Ltd.	91,194
		319,382
	INDONESIA — 6.1%
74,330	Bank Central Asia Tbk P.T.	39,536
538,432	Telkom Indonesia Persero Tbk P.T.	157,694
		197,230
	MEXICO — 6.7%
8,760	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B*	120,439
30,000	Megacable Holdings S.A.B. de C.V.	96,626
		217,065
	PERU — 2.9%
670	Credicorp Ltd.	95,957

WCM Sustainable Developing World Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SINGAPORE — 3.8%
5,477	United Overseas Bank Ltd.	$122,399
	SOUTH KOREA — 0.9%
1,450	Coupang, Inc.*	30,189
	SWEDEN — 5.3%
2,255	Lundin Energy A.B.	91,706
3,110	Sandvik A.B.	81,900
		173,606
	TAIWAN — 11.0%
10,000	Feng TAY Enterprise Co., Ltd.	82,012
2,250	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	275,917
		357,929
	UNITED KINGDOM — 8.1%
1,015	AstraZeneca PLC	118,065
3,210	Mondi PLC	80,306
1,200	Wizz Air Holdings PLC*	65,770
		264,141
	UNITED STATES — 4.3%
150	American Tower Corp. - REIT	37,725
265	Mastercard, Inc. - Class A	102,391
		140,116
	VIETNAM — 3.7%
33,174	Vietnam Dairy Products JSC	122,231
	TOTAL COMMON STOCKS
	(Cost $2,884,675)	3,065,773

Principal Amount
	SHORT-TERM INVESTMENTS — 5.5%
$181,297	UMB Bank Demand Deposit, 0.01%[1]	181,297
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $181,297)	181,297
	TOTAL INVESTMENTS — 99.6%
	(Cost $3,065,972)	3,247,070
	Other Assets in Excess of Liabilities — 0.4%	12,054
	TOTAL NET ASSETS — 100.0%	$3,259,124

WCM Sustainable Developing World Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

ADR – American Depository Receipt
JSC – Joint Stock Company
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.